UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Revenues	$ 30,547	$ 28,727
Cost of sales	(19,291)	(18,124)
Gross profit	11,256	10,603
Other operating income	42	71
Research and development expenses	(2,080)	(2,093)
Selling, general and administrative expenses	(13,926)	(16,537)
Selling, general and administrative expenses – restructuring costs	(1,939)	0
Impairment charges	(446)	(10,815)
Operating loss	(7,093)	(18,771)
Financial income	55	216
Financial expenses	(3,100)	(6,374)
Net financing expense	(3,045)	(6,158)
Loss before tax from continuing operations	(10,138)	(24,929)
Total income tax (charge)/credit	64	278
Loss for the period from continuing operations	(10,074)	(24,651)
Profit for the period from discontinued operations	0	12,854
Loss for the period (all attributable to owners of the parent)	$ (10,074)	$ (11,797)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic loss per ADS (US Dollars) – Continuing operations	$ (109.9)	$ (322.5)
Diluted loss per ADS (US Dollars) – Continuing operations	(109.9)	(322.5)
Basic loss per ADS (US Dollars) – Total operations	(109.9)	(154.3)
Diluted loss per ADS (US Dollars) – Total operations	$ (109.9)	$ (154.3)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the period (all attributable to owners of the parent)	$ 10,074	$ 11,797
Basic loss per ADS (US Dollars) – Continuing operations	$ (5.5)	$ (16.1)
Diluted loss per ADS (US Dollars) – Continuing operations	(5.5)	(16.1)
Basic loss per ADS (US Dollars) – Total operations	(5.5)	(7.7)
Diluted loss per ADS (US Dollars) – Total operations	$ (5.5)	$ (7.7)